Intangible Assets	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTAINGIBLE ASSETS

8 (b). INTAINGIBLE ASSETS

The purchases of the intangible assets during the six-months period ended 30 June 2020 were USD 6,389 (30 June 2019: USD 538,985). The amortization expense for the six-months period ended 30 June 2020 was USD 213,378 (30 June 2019: USD 207,464).

Effective 1 April 2020, the Group has fully implemented a new core insurance system and transferred the work in progress amount to the software and licenses account within intangible assets.